N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Premier Solutions Cornerstone
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Cornerstone | AmericanFundsTheNewEconomyFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds The New Economy Fund®- Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(29.88%)
Average Annual Total Returns, 5 Years [Percent]	4.60%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Premier Solutions Cornerstone | CalvertIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Corporate Bond
Portfolio Company Name [Text Block]	Calvert Income Fund - Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(15.57%)
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	1.78%
Premier Solutions Cornerstone | FederatedHermesGlobalAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Allocation
Portfolio Company Name [Text Block]	Federated Hermes Global Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Global Investment Management Corp
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(15.42%)
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	4.68%
Premier Solutions Cornerstone | FranklinHighIncomeFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Franklin High Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(9.00%)
Average Annual Total Returns, 5 Years [Percent]	2.38%
Average Annual Total Returns, 10 Years [Percent]	3.21%
Premier Solutions Cornerstone | FranklinIncomeFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Franklin Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(5.05%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	5.73%
Premier Solutions Cornerstone | FranklinUSGovernmentSecuritiesFundClassA1Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Intermediate Government
Portfolio Company Name [Text Block]	Franklin U.S. Government Securities Fund - Class A1*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(10.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.80%)
Average Annual Total Returns, 10 Years [Percent]	0.09%
Premier Solutions Cornerstone | MassMutualRetireSMARTbyJPMorgan2060FundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4*
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(17.36%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Premier Solutions Cornerstone | PioneerStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Pioneer Strategic Income Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(13.12%)
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	2.01%
Premier Solutions Cornerstone | TimothyPlanLargeMidCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]	Timothy Plan Large/Mid-Cap Value Fund - Class A*
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Portfolio Company Subadviser [Text Block]	Westwood Management Corp
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	(11.77%)
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	10.35%